UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-6200
Schwab Investments — Schwab 1000 Index Fund
(Exact name of registrant as specified in charter)
101 Montgomery Street, San Francisco, California 94104
(Address of principal executive offices)          (Zip code)
Randall W. Merk
Schwab Investments — Schwab 1000 Index Fund
101 Montgomery Street, San Francisco, California 94104
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 627-7000
Date of fiscal year end: October 31
Date of reporting period: November 1, 2008 — January 31, 2009
Item 1. Schedule of Investments.

Schwab Investments
Schwab 1000 Index® Fund
Portfolio Holdings As of January 31, 2009, (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

99.7%	Common Stock	2,649,012	3,584,948
0.1%	Foreign Common Stock	7,282	4,899
0.1%	Short-Term Investments	1,377	1,377
99.9%	Total Investments	2,657,671	3,591,224
0.1%	Other Assets and Liabilities, Net		3,665
100.0%	Net Assets		3,594,889

	Number of	Value
Security	Shares	($ x 1,000)
Common Stock 99.7% of net assets

Automobiles & Components 0.3%
BorgWarner, Inc.	53,698	907
Ford Motor Co. *	996,887	1,864
General Motors Corp.	262,305	790
Gentex Corp.	66,272	556
Harley-Davidson, Inc.	106,092	1,292
Johnson Controls, Inc.	268,674	3,361
The Goodyear Tire & Rubber Co. *	105,400	650
WABCO Holdings, Inc.	23,000	344

		9,764

Banks 2.4%
Associated Banc-Corp	57,148	894
Astoria Financial Corp.	23,304	212
BancorpSouth, Inc.	30,000	567
Bank of Hawaii Corp.	23,032	826
BB&T Corp.	245,500	4,858
BOK Financial Corp.	10,000	373
CapitalSource, Inc.	77,579	282
Capitol Federal Financial	6,000	248
City National Corp.	16,532	572
Comerica, Inc.	70,128	1,168
Commerce Bancshares, Inc.	31,807	1,112
Cullen/Frost Bankers, Inc.	24,800	1,086
Fifth Third Bancorp	241,384	577
First Citizens BancShares, Inc., Class A	1,150	161
First Horizon National Corp.	75,000	714
First Niagra Financial Group, Inc.	50,000	653
FirstMerit Corp.	32,000	517
Fulton Financial Corp.	72,544	509
Hudson City Bancorp, Inc.	220,240	2,555
Huntington Bancshares, Inc.	165,098	476
International Bancshares Corp.	10,950	200
Investors Bancorp, Inc. *	10,100	108
KeyCorp	205,914	1,499
M&T Bank Corp.	35,543	1,383
Marshall & Ilsley Corp.	118,531	677
New York Community Bancorp, Inc.	137,882	1,827
NewAlliance Bancshares, Inc.	45,000	495
People’s United Financial, Inc.	140,593	2,300
PNC Financial Services Group, Inc.	189,884	6,175
Popular, Inc.	129,386	355
Regions Financial Corp.	313,806	1,086
SunTrust Banks, Inc.	157,693	1,933
Synovus Financial Corp.	131,441	521
TCF Financial Corp.	48,584	602
TFS Financial Corp.	34,000	437
U.S. Bancorp	757,055	11,235
UMB Financial Corp.	6,350	246
Valley National Bancorp	47,555	619
Wells Fargo & Co.	1,815,896	34,320
Westamerica Bancorp	10,000	427
Wilmington Trust Corp.	30,237	414
Zions Bancorp	50,098	747

		85,966

Capital Goods 7.8%
3M Co.	299,034	16,085
Acuity Brands, Inc.	18,500	497
Aecom Technology Corp. *	34,000	861
AGCO Corp. *	41,700	887
Alliant Techsystems, Inc. *	13,438	1,086
AMETEK, Inc.	49,247	1,574
Armstrong World Industries, Inc.	4,300	71
Bucyrus International, Inc.	24,000	372
Carlisle Cos., Inc.	20,236	378
Caterpillar, Inc.	260,276	8,030
CLARCOR, Inc.	21,000	637
Cooper Industries Ltd., Class A	84,700	2,279
Crane Co.	23,584	411
Cummins, Inc.	92,532	2,219
Curtiss-Wright Corp.	18,000	581
Danaher Corp.	110,320	6,170
Deere & Co.	193,346	6,717
Donaldson Co., Inc.	25,900	806
Dover Corp.	82,937	2,345
Eaton Corp.	67,959	2,992
Emerson Electric Co.	330,988	10,823
Fastenal Co.	50,900	1,740
First Solar, Inc. *	16,000	2,285
Flowserve Corp.	25,341	1,351
Fluor Corp.	81,558	3,173
GATX Corp.	20,000	482
General Cable Corp. *	20,000	329
General Dynamics Corp.	168,224	9,543
General Electric Co.	4,531,922	54,972
Goodrich Corp.	56,598	2,188

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
Graco, Inc.	25,194	536
Granite Construction, Inc.	15,000	528
Harsco Corp.	38,900	923
Honeywell International, Inc.	325,299	10,673
Hubbell, Inc., Class B	25,332	785
Icahn Enterprises L.P.	9,000	307
IDEX Corp.	37,306	843
Illinois Tool Works, Inc.	169,804	5,546
Ingersoll-Rand Co., Ltd., Class A	143,379	2,324
ITT Corp.	82,894	3,753
Jacobs Engineering Group, Inc. *	54,856	2,121
Joy Global, Inc.	45,008	938
KBR, Inc.	70,000	991
Kennametal, Inc.	35,198	565
L-3 Communications Holdings, Inc.	53,424	4,222
Lennox International, Inc.	22,000	618
Lincoln Electric Holdings, Inc.	18,000	741
Lockheed Martin Corp.	143,654	11,785
Masco Corp.	143,736	1,124
McDermott International, Inc. *	102,712	1,065
Moog, Inc., Class A *	15,000	449
MSC Industrial Direct Co., Class A	9,658	331
Navistar International Corp. *	22,000	668
Northrop Grumman Corp.	152,032	7,316
Owens Corning, Inc. *	43,300	578
PACCAR, Inc.	164,589	4,343
Pall Corp.	55,133	1,437
Parker Hannifin Corp.	73,453	2,807
Pentair, Inc.	46,300	1,059
Precision Castparts Corp.	61,301	3,981
Quanta Services, Inc. *	70,000	1,497
Raytheon Co.	178,690	9,045
Rockwell Automation, Inc.	67,049	1,746
Rockwell Collins, Inc.	76,953	2,900
Roper Industries, Inc.	39,091	1,608
Seaboard Corp.	50	50
Spirit AeroSystems Holdings, Inc., Class A *	22,000	299
SPX Corp.	27,614	1,163
SunPower Corp., Class A *	32,000	1,074
Teledyne Technologies, Inc. *	15,000	418
Terex Corp. *	47,582	563
Textron, Inc.	116,138	1,049
The Boeing Co.	316,189	13,378
The Shaw Group, Inc. *	30,669	853
The Timken Co.	43,594	649
Thomas & Betts Corp. *	23,129	495
TransDigm Group, Inc. *	8,000	273
Trinity Industries, Inc.	33,691	388
Tyco International Ltd.	210,748	4,430
United Technologies Corp.	410,863	19,717
URS Corp. *	37,000	1,260
USG Corp. *	15,006	98
Valmont Industries, Inc.	5,000	203
W.W. Grainger, Inc.	31,176	2,274
Wabtec Corp.	19,000	569
Woodward Governor Co.	11,750	242

		281,482

Commercial & Professional Supplies 0.9%
Avery Dennison Corp.	42,460	1,029
Cintas	48,110	1,095
Clean Harbors, Inc. *	10,000	535
Copart, Inc. *	33,014	795
Corrections Corp. of America *	50,000	689
Covanta Holding Corp. *	54,848	948
Equifax, Inc.	57,900	1,431
FTI Consulting, Inc. *	18,000	738
Iron Mountain, Inc. *	73,387	1,502
Manpower, Inc.	36,791	1,047
Monster Worldwide, Inc. *	34,500	318
Pitney Bowes, Inc.	92,741	2,064
R.R. Donnelley & Sons Co.	99,419	970
Republic Services, Inc.	144,281	3,731
Robert Half International, Inc.	71,491	1,212
Rollins, Inc.	20,000	312
Stericycle, Inc. *	39,098	1,913
Tetra Tech, Inc. *	26,000	604
The Brink’s Co.	19,915	526
The Dun & Bradstreet Corp.	24,825	1,887
Waste Connections, Inc. *	36,000	1,045
Waste Management, Inc.	217,477	6,783
Watson Wyatt Worldwide, Inc., Class A	16,000	744

		31,918

Consumer Durables & Apparel 0.9%
Centex Corp.	52,500	447
Coach, Inc. *	157,310	2,297
D.R. Horton, Inc.	111,397	664
Eastman Kodak Co.	100,321	454
Fortune Brands, Inc.	66,628	2,132
Garmin Ltd.	31,686	555
Hanesbrands, Inc. *	36,100	324
Harman International Industries, Inc.	28,097	452
Hasbro, Inc.	54,625	1,318
KB HOME	28,176	301
Leggett & Platt, Inc.	72,044	900
Lennar Corp., Class A	46,575	358
M.D.C. Holdings, Inc.	14,679	450
Mattel, Inc.	163,197	2,316
Mohawk Industries, Inc. *	24,839	798
Newell Rubbermaid, Inc.	116,426	941
NIKE, Inc., Class B	174,068	7,877
NVR, Inc. *	2,298	979
Polo Ralph Lauren Corp.	26,495	1,087
Pulte Homes, Inc.	94,712	961
Snap-on, Inc.	27,350	825
The Black & Decker Corp.	32,580	942
The Stanley Works	38,394	1,200
Toll Brothers, Inc. *	54,500	928
Tupperware Brands Corp.	23,000	473
VF Corp.	39,182	2,195
Whirlpool Corp.	34,815	1,164

		33,338

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
Consumer Services 1.9%
Apollo Group, Inc., Class A *	50,121	4,083
Brinker International, Inc.	44,600	489
Burger King Holdings, Inc.	30,000	667
Career Education Corp. *	31,000	676
Carnival Corp.	195,110	3,549
Chipotle Mexican Grill, Inc., Class A *	12,000	573
Choice Hotels International, Inc.	7,300	192
Corinthian Colleges, Inc. *	38,000	710
Darden Restaurants, Inc.	67,315	1,765
DeVry, Inc.	27,000	1,447
H&R Block, Inc.	130,798	2,711
International Game Technology	139,526	1,479
International Speedway Corp., Class A	13,969	325
ITT Educational Services, Inc. *	13,301	1,630
Las Vegas Sands Corp. *	45,663	235
Marriott International, Inc., Class A	134,756	2,198
McDonald’s Corp.	495,036	28,722
MGM MIRAGE *	55,987	448
Panera Bread Co., Class A *	15,000	705
Penn National Gaming, Inc. *	29,860	557
Royal Caribbean Cruises Ltd.	27,591	179
Scientific Games Corp., Class A *	19,143	241
Service Corp. International	118,400	539
Starbucks Corp. *	329,627	3,112
Starwood Hotels & Resorts Worldwide, Inc.	88,442	1,337
Strayer Education, Inc.	5,000	1,082
Weight Watchers International, Inc.	11,329	258
Wendy’s/Arby’s Group, Inc., Class A	150,000	756
Wyndham Worldwide Corp.	66,517	408
Wynn Resorts Ltd. *	22,942	690
Yum! Brands, Inc.	208,876	5,978

		67,741

Diversified Financials 4.7%
Affiliated Managers Group, Inc. *	15,459	621
AllianceBernstein Holding L.P.	35,189	601
American Express Co.	515,577	8,626
Ameriprise Financial, Inc.	107,657	2,169
Bank of America Corp.	2,761,741	18,172
Bank of New York Mellon Corp.	510,496	13,140
BlackRock, Inc.	7,765	845
Capital One Financial Corp.	169,453	2,684
CIT Group, Inc.	88,368	247
Citigroup, Inc.	2,411,662	8,561
CME Group, Inc.	28,776	5,004
Discover Financial Services	201,824	1,443
Eaton Vance Corp.	50,384	964
Federated Investors, Inc., Class B	39,050	762
Franklin Resources, Inc.	71,086	3,442
Greenhill & Co., Inc.	3,900	254
IntercontinentalExchange, Inc. *	30,589	1,741
Janus Capital Group, Inc.	66,800	351
Jefferies Group, Inc.	50,652	585
JPMorgan Chase & Co.	1,615,528	41,212
Knight Capital Group, Inc., Class A *	20,000	361
Legg Mason, Inc.	53,714	863
Leucadia National Corp. *	75,164	1,197
Moody’s Corp.	91,126	1,952
Morgan Stanley	487,948	9,871
MSCI, Inc., Class A *	3,450	60
Northern Trust Corp.	93,076	5,354
NYSE Euronext	112,400	2,473
Och-Ziff Capital Management Group, Class A	25,000	124
Raymond James Financial, Inc.	33,649	623
SEI Investments Co.	58,748	744
SLM Corp. *	190,324	2,179
State Street Corp.	193,400	4,500
T. Rowe Price Group, Inc.	117,450	3,239
TD Ameritrade Holding Corp. *	83,631	940
The Blackstone Group L.P.	55,000	248
The Charles Schwab Corp. (b)	427,315	5,807
The Goldman Sachs Group, Inc.	192,532	15,543
The Nasdaq OMX Group, Inc. *	62,137	1,356
Waddell & Reed Financial, Inc., Class A	30,000	424

		169,282

Energy 13.6%
Alpha Natural Resources, Inc. *	28,000	457
Anadarko Petroleum Corp.	211,348	7,765
Apache Corp.	148,150	11,111
Arch Coal, Inc.	58,200	884
Atwood Oceanics, Inc. *	20,000	333
Baker Hughes, Inc.	141,907	4,728
Bill Barrett Corp. *	12,000	265
BJ Services Co.	132,346	1,456
Boardwalk Pipeline Partners L.P.	7,800	166
BP Prudhoe Bay Royalty Trust	8,500	619
Buckeye Partners L.P.	14,000	561
Cabot Oil & Gas Corp.	44,774	1,231
Cameron International Corp. *	100,200	2,321
Chesapeake Energy Corp.	221,597	3,503
Chevron Corp.	895,677	63,163
Cimarex Energy Co.	29,215	726
CNX Gas Corp. *	8,000	207
Comstock Resources, Inc. *	17,000	648
Concho Resources, Inc. *	10,800	272
ConocoPhillips	647,366	30,769
CONSOL Energy, Inc.	82,598	2,252
Continental Resources, Inc. *	5,000	103
Denbury Resources, Inc. *	105,884	1,296
Devon Energy Corp.	196,582	12,109
Diamond Offshore Drilling, Inc.	28,929	1,816
Dresser-Rand Group, Inc. *	30,000	584
El Paso Corp.	314,781	2,575
El Paso Pipeline Partners L.P.	9,150	155
Enbridge Energy Partners, L.P.	23,100	732
Encore Acquisition Co. *	18,000	489

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
Energy Transfer Equity L.P.	4,350	80
Energy Transfer Partners L.P.	40,400	1,411
ENSCO International, Inc.	67,928	1,859
Enterprise GP Holdings L.P.	5,300	107
Enterprise Products Partners L.P.	130,258	2,860
EOG Resources, Inc.	111,752	7,573
EXCO Resources, Inc. *	28,000	284
Exterran Holdings, Inc. *	25,599	567
Exxon Mobil Corp.	2,225,922	170,239
FMC Technologies, Inc. *	53,784	1,591
Forest Oil Corp. *	37,415	561
Frontier Oil Corp.	45,358	648
Halliburton Co.	390,388	6,734
Helmerich & Payne, Inc.	46,192	1,038
Hess Corp.	125,223	6,964
Holly Corp.	15,000	351
IHS, Inc., Class A *	12,000	526
Kinder Morgan Energy Partners L.P.	68,700	3,404
Kinder Morgan Management L.L.C. *	28,379	1,234
Linn Energy L.L.C.	28,000	456
Magellan Midstream Partners L.P.	30,000	1,040
Marathon Oil Corp.	313,446	8,535
Massey Energy Co.	37,501	569
Murphy Oil Corp.	82,544	3,647
Nabors Industries Ltd. *	129,088	1,414
National-Oilwell Varco, Inc. *	188,726	4,990
Natural Resource Partners L.P.	6,450	151
Newfield Exploration Co. *	53,066	1,018
Noble Corp.	120,700	3,277
Noble Energy	78,961	3,864
NuStar Energy L.P.	16,895	831
Occidental Petroleum Corp.	349,416	19,061
Oceaneering International, Inc. *	19,000	655
ONEOK Partners, L.P.	21,300	1,086
Overseas Shipholding Group, Inc.	8,000	286
Patterson-UTI Energy, Inc.	70,321	672
Peabody Energy Corp.	116,021	2,901
Petrohawk Energy Corp. *	93,000	1,833
Pioneer Natural Resources Co.	53,111	778
Plains All American Pipeline L.P.	43,032	1,627
Plains Exploration & Production Co. *	44,757	945
Pride International, Inc. *	72,494	1,169
Quicksilver Resources, Inc. *	35,890	249
Range Resources Corp.	65,628	2,352
Rowan Cos., Inc.	44,283	561
SandRidge Energy, Inc. *	43,000	286
Schlumberger Ltd.	516,106	21,062
SEACOR Holdings, Inc. *	7,000	455
Smith International, Inc.	91,759	2,083
Southern Union Co.	49,962	644
Southwestern Energy Co. *	146,688	4,643
Spectra Energy Corp.	276,171	4,007
St. Mary Land & Exploration Co.	20,513	397
Sunoco Logistics Partners L.P.	3,500	189
Sunoco, Inc.	54,500	2,524
Superior Energy Services, Inc. *	35,000	545
Teekay Corp.	18,968	332
TEPPCO Partners L.P.	32,277	810
Tesoro Corp.	51,312	884
The Williams Cos., Inc.	259,221	3,668
Tidewater, Inc.	24,568	1,022
Ultra Petroleum Corp. *	63,612	2,279
Unit Corp. *	17,200	429
Valero Energy Corp.	238,670	5,757
W&T Offshore, Inc.	10,000	126
Walter Industries, Inc.	17,000	314
Weatherford International Ltd. *	302,496	3,337
Whiting Petroleum Corp. *	16,000	464
XTO Energy, Inc.	233,197	8,649

		490,200

Food & Staples Retailing 2.8%
BJ’s Wholesale Club, Inc. *	29,800	855
Costco Wholesale Corp.	185,699	8,362
CVS Caremark Corp.	619,661	16,657
Ruddick Corp.	8,450	203
Safeway, Inc.	197,397	4,230
SUPERVALU, Inc.	76,356	1,339
Sysco Corp.	270,590	6,031
The Kroger Co.	297,413	6,692
Wal-Mart Stores, Inc.	977,077	46,040
Walgreen Co.	421,769	11,561
Whole Foods Market, Inc.	56,216	576

		102,546

Food, Beverage & Tobacco 5.8%
Altria Group, Inc.	889,015	14,704
Archer-Daniels-Midland Co.	287,085	7,860
Brown-Forman Corp., Class B	43,540	1,977
Bunge Ltd.	54,792	2,353
Campbell Soup Co.	99,058	3,008
Central European Distribution Corp. *	10,000	121
Coca-Cola Enterprises, Inc.	129,072	1,449
ConAgra Foods, Inc.	202,397	3,461
Constellation Brands, Inc., Class A *	88,132	1,280
Corn Products International, Inc.	32,500	752
Dean Foods Co. *	67,533	1,306
Del Monte Foods Co.	91,938	612
Dr. Pepper Snapple Group, Inc. *	90,000	1,480
Flowers Foods, Inc.	30,000	645
Fresh Del Monte Produce, Inc. *	12,000	289
General Mills, Inc.	153,150	9,059
H.J. Heinz Co.	139,798	5,103
Hansen Natural Corp. *	33,000	1,106
Hormel Foods Corp.	27,247	813
Kellogg Co.	116,181	5,076
Kraft Foods, Inc., Class A	643,464	18,049
Lorillard, Inc.	60,000	3,568
McCormick & Co., Inc.	57,554	1,844
Molson Coors Brewing Co., Class B	58,672	2,363
PepsiAmericas, Inc.	25,000	403
PepsiCo, Inc.	678,087	34,060

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
Philip Morris International, Inc.	874,415	32,485
Ralcorp Holdings, Inc. *	25,000	1,481
Reynolds American, Inc.	78,084	2,981
Sara Lee Corp.	290,172	2,910
Smithfield Foods, Inc. *	46,235	549
The Coca-Cola Co.	872,204	37,261
The Hershey Co.	66,424	2,476
The J.M. Smucker Co.	51,201	2,312
The Pepsi Bottling Group, Inc.	60,932	1,175
Tootsie Roll Industries, Inc.	5,600	134
Tyson Foods, Inc., Class A	116,959	1,035

		207,540

Health Care Equipment & Services 5.0%
Advanced Medical Optics, Inc. *	11,250	247
Aetna, Inc.	208,177	6,454
Allscripts-Misys Healthcare Solutions, Inc.	12,900	109
AMERIGROUP Corp. *	22,000	615
AmerisourceBergen Corp.	72,310	2,626
Baxter International, Inc.	267,595	15,694
Beckman Coulter, Inc.	27,428	1,364
Becton, Dickinson & Co.	103,665	7,533
Boston Scientific Corp. *	636,507	5,646
C.R. Bard, Inc.	40,600	3,474
Cardinal Health, Inc.	147,610	5,558
Cerner Corp. *	30,326	1,023
CIGNA Corp.	133,054	2,310
Community Health Systems, Inc. *	40,206	749
Coventry Health Care, Inc. *	68,962	1,043
Covidien Ltd.	214,248	8,214
DaVita, Inc. *	43,625	2,050
DENTSPLY International, Inc.	70,500	1,897
Edwards Lifesciences Corp. *	26,796	1,541
Express Scripts, Inc. *	108,912	5,855
Gen-Probe, Inc. *	22,670	1,021
Haemonetics Corp. *	12,000	710
Health Net, Inc. *	51,000	746
Henry Schein, Inc. *	39,919	1,494
Hlth Corp. *	47,979	546
Hologic, Inc. *	105,370	1,242
Hospira, Inc. *	72,240	1,799
Humana, Inc. *	77,391	2,935
IDEXX Laboratories, Inc. *	26,298	863
Immucor, Inc. *	28,000	776
IMS Health, Inc.	90,189	1,310
Intuitive Surgical, Inc. *	17,215	1,777
Inverness Medical Innovations, Inc. *	28,000	685
Kinetic Concepts, Inc. *	25,492	614
Laboratory Corp. of America Holdings *	46,622	2,760
Lincare Holdings, Inc. *	33,050	795
Magellan Health Services, Inc. *	16,000	580
Masimo Corp. *	16,000	444
McKesson Corp.	124,647	5,509
Medco Health Solutions, Inc. *	214,886	9,655
MEDNAX, Inc. *	20,354	683
Medtronic, Inc.	482,518	16,160
Omnicare, Inc.	43,433	1,214
Owens & Minor, Inc.	18,000	716
Patterson Cos., Inc. *	53,200	978
Psychiatric Solutions, Inc. *	14,000	364
Quest Diagnostics, Inc.	65,847	3,250
ResMed, Inc. *	26,708	1,066
St. Jude Medical, Inc. *	152,705	5,554
STERIS Corp.	20,000	532
Stryker Corp.	110,254	4,657
Teleflex, Inc.	20,146	1,071
Thoratec Corp. *	22,000	637
UnitedHealth Group, Inc.	521,212	14,766
Universal Health Services, Inc., Class B	22,337	845
Varian Medical Systems, Inc. *	58,271	2,164
VCA Antech, Inc. *	37,554	707
WellPoint, Inc. *	218,423	9,054
Zimmer Holdings, Inc. *	103,012	3,750

		178,431

Household & Personal Products 3.0%
Alberto-Culver Co.	37,750	923
Avon Products, Inc.	193,036	3,948
Church & Dwight Co., Inc.	28,997	1,544
Colgate-Palmolive Co.	218,027	14,180
Energizer Holdings, Inc. *	25,100	1,196
Herbalife Ltd.	21,509	441
Kimberly-Clark Corp.	179,134	9,220
NBTY, Inc. *	26,200	494
The Clorox Co.	63,525	3,186
The Estee Lauder Cos., Inc., Class A	50,854	1,335
The Procter & Gamble Co.	1,315,319	71,685

		108,152

Insurance 3.4%
Aflac, Inc.	213,913	4,965
Alleghany Corp. *	2,056	560
Allied World Assurance Co. Holdings Ltd.	15,000	565
American Financial Group, Inc.	40,405	686
American International Group, Inc.	1,159,536	1,484
American National Insurance Co.	6,937	387
Aon Corp.	123,563	4,578
Arch Capital Group Ltd. *	12,000	722
Arthur J. Gallagher & Co.	35,720	842
Aspen Insurance Holdings Ltd.	14,000	309
Assurant, Inc.	44,392	1,172
Axis Capital Holdings Ltd.	48,462	1,176
Berkshire Hathaway, Inc., Class A *	269	24,076
Brown & Brown, Inc.	53,376	1,021
Cincinnati Financial Corp.	74,417	1,632
CNA Financial Corp.	14,050	163
Endurance Specialty Holding Ltd.	14,453	394
Erie Indemnity Co., Class A	20,285	719
Everest Re Group Ltd.	28,420	1,790
Fidelity National Financial, Inc., Class A	96,369	1,409

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
First American Corp.	42,560	930
Genworth Financial, Inc., Class A	179,539	417
Hanover Insurance Group, Inc.	26,400	1,067
HCC Insurance Holdings, Inc.	52,357	1,226
IPC Holdings Ltd.	7,650	196
Lincoln National Corp.	118,059	1,786
Loews Corp.	140,958	3,439
Markel Corp. *	4,931	1,332
Marsh & McLennan Cos., Inc.	227,720	4,402
MBIA, Inc. *	58,234	225
Mercury General Corp.	14,435	559
MetLife, Inc.	334,444	9,609
Montpelier Re Holdings Ltd.	16,000	226
Odyssey Re Holdings Corp.	12,000	565
Old Republic International Corp.	105,309	1,087
PartnerRe Ltd.	25,169	1,649
Principal Financial Group, Inc.	116,909	1,940
ProAssurance Corp. *	14,000	662
Prudential Financial, Inc.	198,797	5,119
Reinsurance Group of America, Inc.	17,310	617
RenaissanceRe Holdings Ltd.	26,407	1,180
StanCorp Financial Group, Inc.	24,842	641
The Allstate Corp.	235,698	5,108
The Chubb Corp.	153,492	6,536
The Hartford Financial Services Group, Inc.	142,795	1,879
The Progressive Corp. *	305,292	3,709
The Travelers Cos., Inc.	252,197	9,745
Torchmark Corp.	43,377	1,301
Transatlantic Holdings, Inc.	17,545	564
Unum Group	158,014	2,237
W. R. Berkley Corp.	70,725	1,873
Wesco Financial Corp.	619	187
White Mountains Insurance Group Ltd.	3,213	776
XL Capital Ltd., Class A	83,967	243

		121,682

Materials 3.3%
Air Products & Chemicals, Inc.	90,378	4,546
Airgas, Inc.	36,451	1,287
AK Steel Holding Corp.	51,000	412
Albemarle Corp.	36,900	821
Alcoa, Inc.	366,520	2,855
Allegheny Technologies, Inc.	43,752	966
AptarGroup, Inc.	34,000	1,048
Ball Corp.	42,788	1,640
Bemis Co., Inc.	48,449	1,094
Cabot Corp.	19,816	265
Celanese Corp., Series A	58,243	620
CF Industries Holdings, Inc.	19,000	893
Cliffs Natural Resources, Inc.	38,000	880
Commercial Metals Co.	51,294	590
Compass Minerals International, Inc.	11,000	662
Crown Holdings, Inc. *	75,676	1,419
Cytec Industries, Inc.	19,500	399
E.I. du Pont de Nemours & Co.	401,507	9,219
Eastman Chemical Co.	33,091	859
Ecolab, Inc.	78,968	2,682
FMC Corp.	35,552	1,586
Freeport-McMoRan Copper & Gold, Inc.	173,765	4,368
Greif, Inc., Class A	11,000	333
International Flavors & Fragrances, Inc.	36,208	1,036
International Paper Co.	192,607	1,757
Intrepid Potash, Inc. *	6,450	131
Martin Marietta Materials, Inc.	16,849	1,357
MeadWestvaco Corp.	84,583	985
Monsanto Co.	237,034	18,029
Nalco Holding Co.	41,943	411
Newmont Mining Corp.	191,508	7,618
Nucor Corp.	146,276	5,967
Olin Corp.	20,000	281
Owens-Illinois, Inc. *	71,577	1,360
Packaging Corp. of America	38,030	540
Pactiv Corp. *	61,660	1,333
PPG Industries, Inc.	74,206	2,789
Praxair, Inc.	133,028	8,282
Reliance Steel & Aluminum Co.	27,322	605
Rohm & Haas Co.	56,701	3,129
Royal Gold, Inc.	11,000	529
RPM International, Inc.	30,000	369
Schnitzer Steel Industries, Inc., Class A	7,000	275
Sealed Air Corp.	73,902	1,001
Sigma-Aldrich Corp.	56,308	2,032
Silgan Holdings, Inc.	5,500	252
Sonoco Products Co.	48,170	1,105
Southern Copper Corp.	74,946	1,045
Steel Dynamics, Inc.	78,000	828
Terra Industries, Inc.	40,000	819
Terra Nitrogen Co., L.P.	7,000	857
The Dow Chemical Co.	411,156	4,765
The Lubrizol Corp.	32,160	1,097
The Mosaic Co.	70,095	2,500
The Scotts Miracle-Gro Co., Class A	14,668	473
The Valspar Corp.	44,946	780
Titanium Metals Corp.	18,585	131
United States Steel Corp.	53,768	1,615
Valhi, Inc.	1,500	22
Vulcan Materials Co.	44,425	2,197
Weyerhaeuser Co.	94,815	2,592

		120,338

Media 2.6%
Cablevision Systems Corp., Class A	106,010	1,699
CBS Corp., Class B	310,205	1,774
Clear Channel Outdoor Holdings, Inc., Class A *	9,200	48
Comcast Corp., Class A	1,242,553	18,203
Discovery Communications, Inc., Series A *	56,198	815
DISH Network Corp., Class A *	95,272	1,223

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
DreamWorks Animation SKG, Inc., Class A *	27,000	593
Gannett Co., Inc.	83,954	484
Interactive Data Corp.	7,900	180
John Wiley & Sons, Inc., Class A	20,480	726
Lamar Advertising Co., Class A *	22,870	206
Liberty Global, Inc., Series A *	135,366	1,972
Liberty Media Corp - Entertainment, Series A *	220,244	4,041
Marvel Entertainment, Inc. *	17,000	468
Morningstar, Inc. *	3,550	123
News Corp., Class A	1,020,728	6,522
Omnicom Group, Inc.	151,738	3,929
Regal Entertainment Group, Class A	35,000	351
Scripps Networks Interactive, Class A	32,000	687
The DIRECTV Group, Inc. *	247,345	5,417
The Interpublic Group of Cos., Inc. *	192,364	641
The McGraw-Hill Cos., Inc.	146,236	3,216
The New York Times Co., Class A	52,025	259
The Walt Disney Co.	822,302	17,005
The Washington Post Co., Class B	2,526	987
Time Warner Cable, Inc., Class A *	66,900	1,246
Time Warner, Inc.	1,591,601	14,850
Viacom, Inc., Class B *	280,946	4,144
Virgin Media, Inc.	108,000	490

		92,299

Pharmaceuticals, Biotechnology & Life Sciences 10.7%
Abbott Laboratories	671,646	37,236
Abraxis BioScience *	1,450	101
Alexion Pharmaceuticals, Inc. *	34,500	1,272
Allergan, Inc.	137,062	5,225
Amgen, Inc. *	478,560	26,249
Amylin Pharmaceuticals, Inc. *	33,747	390
Bio-Rad Laboratories, Inc., Class A *	5,000	318
Biogen Idec, Inc. *	132,555	6,449
BioMarin Pharmaceuticals, Inc. *	35,000	674
Bristol-Myers Squibb Co.	865,539	18,531
Celgene Corp. *	192,546	10,195
Cephalon, Inc. *	27,000	2,084
Charles River Laboratories International, Inc. *	31,015	757
Covance, Inc. *	24,300	938
Eli Lilly & Co.	429,571	15,817
Endo Pharmaceuticals Holdings, Inc. *	59,028	1,326
Forest Laboratories, Inc. *	147,446	3,692
Genentech, Inc. *	203,119	16,501
Genzyme Corp. *	120,131	8,279
Gilead Sciences, Inc. *	406,012	20,613
Illumina, Inc. *	48,000	1,313
Isis Pharmaceuticals, Inc. *	44,000	622
Johnson & Johnson	1,225,517	70,700
King Pharmaceuticals, Inc. *	104,766	916
Life Technologies Corp. *	75,806	1,930
Merck & Co., Inc.	915,685	26,143
Millipore Corp. *	22,874	1,262
Mylan, Inc. *	113,500	1,286
Myriad Genetics, Inc. *	22,000	1,640
Onyx Pharmaceuticals, Inc. *	20,000	609
OSI Pharmaceuticals, Inc. *	26,000	926
PerkinElmer, Inc.	56,500	713
Perrigo Co.	28,000	822
Pfizer, Inc.	2,941,310	42,884
Pharmaceutical Product Development, Inc.	47,746	1,141
Regeneron Pharmaceuticals, Inc. *	30,000	524
Schering-Plough Corp.	713,716	12,533
Sepracor, Inc. *	23,069	351
Sequenom, Inc. *	25,000	554
Techne Corp.	17,563	1,053
Thermo Fisher Scientific, Inc. *	186,798	6,712
United Therapeutics Corp. *	10,000	679
Valeant Pharmaceuticals International *	38,000	825
Vertex Pharmaceuticals, Inc. *	66,812	2,208
Warner Chilcott Ltd., Class A *	111,500	1,533
Waters Corp. *	47,000	1,700
Watson Pharmaceuticals, Inc. *	47,500	1,296
Wyeth	574,483	24,685

		384,207

Real Estate 1.4%
Alexandria Real Estate Equities, Inc.	13,000	771
AMB Property Corp.	45,825	739
Annaly Capital Management, Inc.	229,000	3,467
Apartment Investment & Management Co., Class A	63,218	562
AvalonBay Communities, Inc.	34,751	1,800
Boston Properties, Inc.	55,105	2,386
BRE Properties, Inc.	23,424	595
Brookfield Properties Corp.	93,750	505
Camden Property Trust	26,264	692
CB Richard Ellis Group, Inc., Class A *	76,737	276
Digital Realty Trust, Inc.	28,000	893
Douglas Emmett, Inc.	37,000	344
Duke Realty Corp.	63,437	584
Equity Residential	122,072	2,921
Essex Property Trust, Inc.	10,517	695
Federal Realty Investment Trust	24,196	1,225
HCP, Inc.	103,280	2,411
Health Care REIT, Inc.	43,021	1,627
Highwoods Properties, Inc.	26,000	587
Hospitality Properties Trust	33,481	449
Host Hotels & Resorts, Inc.	241,534	1,299
Kimco Realty Corp.	104,831	1,508
Liberty Property Trust	40,104	802
Mack-Cali Realty Corp.	28,347	576
Nationwide Health Properties, Inc.	40,000	1,021

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
Plum Creek Timber Co., Inc.	82,198	2,529
ProLogis	118,761	1,189
Public Storage	56,859	3,518
Rayonier, Inc.	34,923	1,028
Realty Income Corp.	46,000	886
Regency Centers Corp.	32,082	1,133
Senior Housing Properties Trust	33,000	534
Simon Property Group, Inc.	100,678	4,327
SL Green Realty Corp.	21,401	336
Taubman Centers, Inc.	24,000	476
The Macerich Co.	31,678	467
The St. Joe Co. *	34,800	837
UDR, Inc.	62,789	737
Ventas, Inc.	55,419	1,545
Vornado Realty Trust	60,451	3,072
Weingarten Realty Investors	35,002	567

		51,916

Retailing 3.0%
Aaron Rents, Inc.	25,000	546
Abercrombie & Fitch Co., Class A	34,819	621
Advance Auto Parts, Inc.	44,702	1,463
Aeropostale, Inc. *	26,000	549
Amazon.com, Inc. *	139,741	8,220
American Eagle Outfitters, Inc.	91,085	821
AutoNation, Inc. *	34,466	320
AutoZone, Inc. *	17,033	2,263
Barnes & Noble, Inc.	23,118	380
Bed Bath & Beyond, Inc. *	115,120	2,674
Best Buy Co., Inc.	160,176	4,488
Big Lots, Inc. *	42,200	568
CarMax, Inc. *	91,100	753
Dick’s Sporting Goods, Inc. *	28,000	308
Dollar Tree, Inc. *	42,608	1,820
Expedia, Inc. *	104,109	930
Family Dollar Stores, Inc.	65,200	1,811
Foot Locker, Inc.	70,109	516
GameStop Corp., Class A *	70,300	1,742
Genuine Parts Co.	74,730	2,393
Guess?, Inc.	17,000	273
J.C. Penney Co., Inc.	100,422	1,682
Kohl’s Corp. *	140,165	5,145
Liberty Media Corp. – Interactive Class A *	226,108	710
Limited Brands, Inc.	119,023	943
LKQ Corp. *	40,000	462
Lowe’s Cos., Inc.	655,246	11,971
Macy’s, Inc.	191,876	1,717
Netflix, Inc. *	17,000	614
Nordstrom, Inc.	81,300	1,032
O’Reilly Automotive, Inc. *	59,566	1,732
PetSmart, Inc.	57,695	1,083
Priceline.com, Inc. *	15,000	1,006
RadioShack Corp.	63,140	724
Ross Stores, Inc.	57,756	1,699
Sears Holdings Corp. *	25,394	1,039
Staples, Inc.	317,670	5,064
Target Corp.	337,142	10,519
The Gap, Inc.	207,275	2,338
The Home Depot, Inc.	742,065	15,977
The Sherwin-Williams Co.	46,190	2,206
The TJX Cos., Inc.	194,365	3,775
Tiffany & Co.	60,073	1,246
Urban Outfitters, Inc. *	33,496	522

		106,665

Semiconductors & Semiconductor Equipment 2.1%
Advanced Micro Devices, Inc. *	196,331	430
Altera Corp.	140,919	2,167
Analog Devices, Inc.	141,674	2,831
Applied Materials, Inc.	619,589	5,805
Atmel Corp. *	185,000	618
Broadcom Corp., Class A *	183,825	2,914
Cree, Inc. *	30,000	598
Intel Corp.	2,417,630	31,187
Intersil Corp., Class A	60,867	567
KLA-Tencor Corp.	77,538	1,554
Lam Research Corp. *	56,300	1,138
Linear Technology Corp.	97,366	2,280
LSI Corp. *	287,898	915
Marvell Technology Group Ltd. *	184,362	1,344
Maxim Integrated Products, Inc.	100,000	1,323
MEMC Electronic Materials, Inc. *	99,077	1,347
Microchip Technology, Inc.	82,266	1,561
Micron Technology, Inc. *	274,000	1,019
National Semiconductor Corp.	91,458	927
Novellus Systems, Inc. *	50,295	694
NVIDIA Corp. *	247,199	1,965
ON Semiconductor Corp. *	105,000	438
Rambus, Inc. *	20,964	190
Silicon Laboratories, Inc. *	12,236	282
Texas Instruments, Inc.	559,375	8,363
Varian Semiconductor Equipment Associates, Inc. *	35,200	670
Xilinx, Inc.	141,905	2,391

		75,518

Software & Services 6.6%
Accenture Ltd., Class A	338,442	10,681
Activision Blizzard, Inc. *	231,338	2,026
Adobe Systems, Inc. *	245,513	4,741
Affiliated Computer Services, Inc., Class A *	45,867	2,103
Akamai Technologies, Inc. *	57,909	781
Alliance Data Systems Corp. *	31,271	1,301
ANSYS, Inc. *	28,000	696
Autodesk, Inc. *	102,372	1,695
Automatic Data Processing, Inc.	219,151	7,962
BMC Software, Inc. *	87,712	2,222
Broadridge Financial Solutions, Inc.	50,000	674
CA, Inc.	178,181	3,205
CACI International, Inc., Class A *	13,000	587
Cadence Design Systems, Inc. *	116,687	441
Citrix Systems, Inc. *	83,700	1,761
Cognizant Technology Solutions Corp., Class A *	118,766	2,224
Computer Sciences Corp. *	67,631	2,492

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
Compuware Corp. *	120,464	783
Concur Technologies, Inc *	9,150	226
DST Systems, Inc. *	18,980	603
eBay, Inc. *	483,920	5,817
Electronic Arts, Inc. *	143,781	2,220
Equinix, Inc. *	12,000	640
FactSet Research Systems, Inc.	19,000	756
Fidelity National Information Services, Inc.	75,470	1,201
Fiserv, Inc. *	74,389	2,362
Gartner, Inc. *	30,000	425
Global Payments, Inc.	31,938	1,109
Google, Inc., Class A *	103,696	35,104
Hewitt Associates, Inc., Class A *	40,000	1,135
IAC/InterActiveCorp. *	20,730	305
Intuit, Inc. *	148,244	3,358
Jack Henry & Associates, Inc.	34,000	605
Lender Processing Services, Inc.	25,000	648
Macrovision Solutions Corp. *	18,000	236
ManTech International Corp., Class A *	10,000	536
MasterCard, Inc., Class A	31,000	4,209
McAfee, Inc. *	73,929	2,254
Metavante Technologies, Inc. *	39,510	573
MICROS Systems, Inc. *	38,000	547
Microsoft Corp., Class A	3,367,588	57,586
NeuStar, Inc. *	30,000	409
Novell, Inc. *	80,024	296
Nuance Communications, Inc. *	60,000	592
Oracle Corp. *	1,693,710	28,505
Parametric Technology Corp. *	40,000	360
Paychex, Inc.	146,878	3,568
Perot Systems Corp., Class A *	45,000	585
Red Hat, Inc. *	89,183	1,307
SAIC, Inc. *	90,000	1,777
Salesforce.com, Inc. *	33,321	887
Solera Holdings, Inc. *	20,000	482
Sybase, Inc. *	37,000	1,010
Symantec Corp. *	395,374	6,061
Synopsys, Inc. *	68,600	1,269
Total System Services, Inc.	91,500	1,158
VeriSign, Inc. *	76,905	1,485
Visa, Inc., Class A	130,000	6,415
VMware, Inc., Class A *	17,000	352
Western Union Co.	326,290	4,457
Yahoo!, Inc. *	606,429	7,113

		236,918

Technology Hardware & Equipment 7.2%
Agilent Technologies, Inc. *	152,231	2,752
Amphenol Corp., Class A	77,420	2,025
Anixter International, Inc. *	10,000	270
Apple, Inc. *	386,714	34,855
Arrow Electronics, Inc. *	55,400	1,057
Avnet, Inc. *	59,546	1,180
AVX Corp.	10,650	97
Brocade Communications Systems, Inc. *	168,000	640
Cisco Systems, Inc. *	2,534,315	37,939
CommScope, Inc. *	31,100	449
Corning, Inc.	704,663	7,124
Dell, Inc. *	807,499	7,671
Diebold, Inc.	25,318	627
Dolby Laboratories, Inc., Class A *	15,000	383
EchoStar Corp., Class A *	17,054	257
EMC Corp. *	912,124	10,070
F5 Networks, Inc. *	32,000	709
FLIR Systems, Inc. *	50,000	1,249
Harris Corp.	62,146	2,690
Hewlett-Packard Co.	1,085,968	37,737
Ingram Micro, Inc., Class A *	66,051	810
International Business Machines Corp.	594,190	54,458
Itron, Inc. *	10,000	653
Jabil Circuit, Inc.	74,100	431
Juniper Networks, Inc. *	227,994	3,228
Lexmark International, Inc., Class A *	30,859	731
Mettler-Toledo International, Inc. *	15,000	999
Molex, Inc.	41,121	550
Motorola, Inc.	962,188	4,263
National Instruments Corp.	20,000	429
NCR Corp. *	78,044	979
NetApp, Inc. *	149,000	2,210
Polycom, Inc. *	38,000	534
QLogic Corp. *	43,400	491
QUALCOMM, Inc.	714,328	24,680
SanDisk Corp. *	101,858	1,164
Seagate Technology	216,837	822
Sun Microsystems, Inc. *	306,984	1,277
Tellabs, Inc. *	179,675	742
Teradata Corp. *	60,544	795
Trimble Navigation Ltd. *	54,500	808
Tyco Electronics Ltd.	210,248	2,977
Western Digital Corp. *	99,512	1,461
Xerox Corp.	386,130	2,564
Zebra Technologies Corp., Class A *	27,525	463

		258,300

Telecommunication Services 3.4%
American Tower Corp., Class A *	175,089	5,312
AT&T, Inc.	2,544,527	62,646
CenturyTel, Inc.	54,087	1,468
Clearwire Corp., Class A *	15,250	61
Crown Castle International Corp. *	88,627	1,730
Embarq Corp.	66,800	2,386
Frontier Communications Corp.	149,758	1,215
Leap Wireless International, Inc. *	10,680	269
Level 3 Communications, Inc. *	669,140	669
MetroPCS Communications, Inc. *	48,000	652
NII Holdings, Inc. *	65,841	1,277
Qwest Communications International, Inc.	556,635	1,792
SBA Communications Corp., Class A *	40,000	796
Sprint Nextel Corp. *	1,286,907	3,127
Telephone & Data Systems, Inc.	48,301	1,474

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
tw telecom, Inc. *	50,000	383
U.S. Cellular Corp. *	3,600	151
Verizon Communications, Inc.	1,230,537	36,756
Windstream Corp.	180,848	1,570

		123,734

Transportation 2.0%
AMR Corp. *	111,651	663
Burlington Northern Santa Fe Corp.	121,081	8,022
C.H. Robinson Worldwide, Inc.	75,948	3,492
Con-way, Inc.	21,608	476
Continental Airlines, Inc., Class B *	45,400	612
CSX Corp.	183,542	5,315
Delta Air Lines, Inc. *	260,000	1,794
Expeditors International of Washington, Inc.	84,098	2,339
FedEx Corp.	142,428	7,255
Heartland Express, Inc.	12,050	162
Hertz Global Holdings, Inc. *	41,600	210
J.B. Hunt Transport Services, Inc.	20,591	459
JetBlue Airways Corp. *	100,000	563
Kansas City Southern *	33,000	599
Kirby Corp. *	19,000	456
Landstar System, Inc.	26,030	934
Norfolk Southern Corp.	171,306	6,571
Ryder System, Inc.	28,064	948
Southwest Airlines Co.	347,688	2,444
UAL Corp. *	45,667	431
Union Pacific Corp.	225,982	9,896
United Parcel Service, Inc., Class B	429,925	18,268

		71,909

Utilities 4.9%
AGL Resources, Inc.	34,400	1,060
Allegheny Energy, Inc.	75,253	2,501
Alliant Energy Corp.	53,900	1,554
Ameren Corp.	81,485	2,709
American Electric Power Co., Inc.	180,931	5,672
American Water Works Co., Inc.	25,000	529
AmeriGas Partners L.P.	6,900	218
Aqua America, Inc.	43,134	895
Atmos Energy Corp.	32,818	806
Calpine Corp. *	180,000	1,334
CenterPoint Energy, Inc.	148,411	1,986
Cleco Corp.	20,000	457
CMS Energy Corp.	83,533	981
Consolidated Edison, Inc.	120,006	4,890
Constellation Energy Group, Inc.	78,441	2,063
Dominion Resources, Inc.	258,458	9,093
DPL, Inc.	50,061	1,079
DTE Energy Co.	75,397	2,601
Duke Energy Corp.	562,443	8,521
Dynegy, Inc., Class A *	175,199	370
Edison International	139,854	4,555
Energen Corp.	33,196	970
Entergy Corp.	80,522	6,149
EQT Corp.	56,400	1,931
Exelon Corp.	283,856	15,391
FirstEnergy Corp.	127,970	6,397
FPL Group, Inc.	176,308	9,089
Great Plains Energy, Inc.	39,000	744
Hawaiian Electric Industries, Inc.	37,748	818
IDACORP, Inc.	15,000	437
Integrys Energy Group, Inc.	34,155	1,426
ITC Holdings Corp.	17,000	714
MDU Resources Group, Inc.	83,917	1,669
Mirant Corp. *	72,702	1,248
National Fuel Gas Co.	27,047	810
New Jersey Resources Corp.	18,000	722
Nicor, Inc.	18,000	616
NiSource, Inc.	126,980	1,229
Northeast Utilities	71,514	1,702
NRG Energy, Inc. *	102,930	2,404
NSTAR	49,512	1,674
NV Energy, Inc.	100,000	1,073
OGE Energy Corp.	29,180	720
ONEOK, Inc.	48,062	1,404
Ormat Technologies, Inc.	3,900	121
Pepco Holdings, Inc.	89,174	1,588
PG&E Corp.	162,137	6,270
Piedmont Natural Gas Co., Inc.	27,000	700
Pinnacle West Capital Corp.	36,487	1,221
PPL Corp.	170,511	5,228
Progress Energy, Inc.	119,185	4,615
Public Service Enterprise Group, Inc.	226,322	7,145
Puget Energy, Inc.	46,219	1,359
Questar Corp.	77,720	2,641
Reliant Energy, Inc. *	157,397	801
SCANA Corp.	54,031	1,853
Sempra Energy	108,478	4,756
Southern Co.	341,518	11,424
Spectra Energy Partners L.P.	2,300	46
TECO Energy, Inc.	62,117	746
The AES Corp. *	292,202	2,311
UGI Corp.	41,148	1,044
Vectren Corp.	28,000	722
Westar Energy, Inc.	36,000	723
WGL Holdings, Inc.	21,000	674
Wisconsin Energy Corp.	54,168	2,415
Xcel Energy, Inc.	189,009	3,489

		175,102

Total Common Stock (Cost $2,649,012)		3,584,948

Foreign Common Stock 0.1% of net assets

Bermuda 0.1%
Capital Goods 0.0%
Foster Wheeler Ltd. *	64,856	1,295

Diversified Financials 0.1%
Invesco Ltd.	182,640	2,154

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
Lazard Ltd., Class A	12,200	323

		2,477

Insurance 0.0%
Platinum Underwriters Holdings, Ltd.	6,400	178
Validus Holdings Ltd.	33,000	753

		931

Software & Services 0.0%
Genpact Ltd. *	11,150	92

		4,795

British Virgin Islands 0.0%
Transportation 0.0%
UTI Worldwide, Inc.	9,500	104

Total Foreign Common Stock (Cost $7,282)		4,899

	Face/Maturity
Issuer	Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Short-Term Investments 0.1% of net assets
U.S. Treasury Obligations 0.1%
U.S. Treasury Bills
0.05%, 03/26/09 (a)	1,362	1,362
0.03%, 03/26/09 (a)	15	15

Total Short-Term Investments (Cost $1,377)		1,377

End of Investments.
(All dollar amounts are x 1,000)
At 01/31/09, the tax basis cost of the fund’s investments was $2,632,624 and the unrealized appreciation and depreciation were $1,492,767 and ($534,167), respectively, with a net unrealized appreciation of $958,600.

*	Non-income producing security.

(a)	All or a portion of this security is held as collateral for open futures contracts.

(b)	Issuer is affiliated with the fund’s adviser.
In addition to the above, the fund held the following at 01/31/09. All numbers are x 1,000 except number of futures contracts.

	Number of	Contract	Unrealized
	Contracts	Value	Loss
Futures Contract

S & P 500 Index, e-mini, Long, expires 03/20/09	25	1,028	(4)

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued
Various inputs are used in determining the value of the fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Securities in money funds are valued utilizing amortized cost (which approximates market value) permitted in accordance with Rule 2a-7 of the Investment Company Act of 1940.
The following is a summary of the inputs used as of January 31, 2009 in valuing the fund’s investments carried at value:

Investments in
Valuation Inputs	Securties*
Level 1 - Quoted Prices	$3,589,847
Level 2 - Other Significant Observable Inputs	1,377
Level 3 - Significant Unobservable Inputs	—

Total	$3,591,224

*	Other financial instruments include future contracts of ($4).
REG46851JAN09

Item 2. Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Randall W. Merk and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Schwab Investments — Schwab 1000 Index Fund

By:	/s/ Randall W. Merk Randall W. Merk Chief Executive Officer
Date: March 26, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randall W. Merk Randall W. Merk Chief Executive Officer
Date: March 26, 2009

By:	/s/ George Pereira George Pereira Principal Financial Officer
Date: March 26, 2009